Accumulated Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of analysis of other comprehensive income by item [abstract]
Disclosure of changes in accumulated other comprehensive (loss) income
The components of and changes in, accumulated other comprehensive (loss) income are as follows:

	2025	2024
Currency translation adjustment
Opening balance, Jan. 1	(34)	(36)
(Losses) gains on translating net assets of foreign operations, net of reclassifications to net earnings	(12)	30
Gains (losses) on financial instruments designated as hedges of foreign operations, net of reclassifications to net earnings, net of tax(1)	11	(28)
Balance, Dec. 31	(35)	(34)
Cash flow hedges
Opening balance, Jan. 1	65	(129)
(Losses) gains on derivatives designated as cash flow hedges, net of reclassifications to net earnings, net of tax(2)	(69)	194
Balance, Dec. 31	(4)	65
Employee future benefits
Opening balance, Jan. 1	12	3
Net actuarial gains on defined benefit plans, net of tax(3)	5	9
Balance, Dec. 31	17	12
Other
Opening balance, Jan. 1	(2)	(2)
Balance, Dec. 31	(2)	(2)
Accumulated other comprehensive (loss) income	(24)	41
(1)Net of income tax expense of $1 million for the year ended Dec. 31, 2025 (Dec. 31, 2024 – $4 million recovery).
(2)Net of income tax recovery of $14 million for the year ended Dec. 31, 2025 (Dec. 31, 2024 – $53 million expense).
(3)Net of income tax expense of $1 million for the year ended Dec. 31, 2025 (Dec. 31, 2024 – $3 million expense).